PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)

Common Stocks – 98.0% of Net Assets
	Australia – 3.4%
297,691	GPT Group (The)	$1,058,257
89,191	Home Consortium REIT Ltd.	420,506
668,121	Scentre Group	1,392,037
422,688	Stockland	1,223,440

		4,094,240

	Belgium – 1.1%
5,336	Cofinimmo S.A.	716,546
2,163	VGP NV	562,589

		1,279,135

	Canada – 7.2%
262,400	Summit Industrial Income REIT	4,154,607
313,600	Tricon Residential, Inc.	4,538,064

		8,692,671

	France – 1.0%
11,357	ICADE	678,079
20,962	Klepierre S.A.	501,739

		1,179,818

	Germany – 3.5%
89,577	Aroundtown S.A.	450,441
10,783	Deutsche EuroShop AG	178,656
7,293	LEG Immobilien SE	747,755
71,503	Vonovia SE	2,848,748

		4,225,600

	Hong Kong – 3.8%
217,500	CK Asset Holdings Ltd.	1,474,463
150,400	Link REIT	1,299,123
616,903	Sino Land Co. Ltd.	815,411
245,600	Swire Properties Ltd.	588,594
84,696	Wharf Real Estate Investment Co. Ltd.	399,136

		4,576,727

	Japan – 7.5%
910	AEON REIT Investment Corp.	1,044,784
118	Daiwa Office Investment Corp.	668,029
1,295	GLP J-REIT	1,747,440
1,134	Japan Hotel REIT Investment Corp.	575,943
184	Japan Real Estate Investment Corp.	890,533
88,909	Mitsui Fudosan Co. Ltd.	1,884,314
48,750	Nomura Real Estate Holdings, Inc.	1,187,830
791	Orix J-REIT, Inc.	1,069,211

		9,068,084

	Netherlands – 0.8%
336	Unibail-Rodamco-Westfield(a)	24,104

Shares	Description	Value (†)

Common Stocks – continued
	Netherlands – continued
12,865	Unibail-Rodamco-Westfield(a)	$907,946

		932,050

	Singapore – 2.7%
784,187	Ascendas Real Estate Investment Trust	1,613,449
526,600	Ascott Residence Trust	437,490
285,162	Digital Core REIT Management Pte. Ltd.(a)	282,732
739,700	Suntec Real Estate Investment Trust	977,193

		3,310,864

	Spain – 1.2%
134,023	Merlin Properties SOCIMI S.A.	1,455,980

	Sweden – 1.5%
15,799	Castellum AB	312,873
14,930	Fastighets AB Balder, B Shares(a)	740,039
42,390	Nyfosa AB	467,207
90,162	Samhallsbyggnadsbolaget i Norden AB	283,214

		1,803,333

	United Kingdom – 4.5%
53,234	Safestore Holdings PLC	837,465
129,298	Segro PLC	2,164,720
811,330	Tritax Big Box REIT PLC	2,476,721

		5,478,906

	United States – 59.8%
16,850	Alexandria Real Estate Equities, Inc.	3,069,396
247,700	Brixmor Property Group, Inc.	6,286,626
23,179	EastGroup Properties, Inc.	4,346,063
8,475	Equinix, Inc.	6,094,203
19,150	Essex Property Trust, Inc.	6,305,520
14,800	Extra Space Storage, Inc.	2,812,000
138,000	Global Medical REIT, Inc.	2,036,880
225,600	Independence Realty Trust, Inc.	6,149,856
28,700	Kilroy Realty Corp.	2,009,000
40,400	Life Storage, Inc.	5,352,596
206,900	Macerich Co. (The)	2,596,595
44,100	ProLogis, Inc.	7,068,789
39,800	Ryman Hospitality Properties, Inc.(a)	3,720,504
21,323	Sun Communities, Inc.	3,743,679
80,000	Ventas, Inc.	4,444,000
202,986	VICI Properties, Inc.	6,051,013

		72,086,720

	Total Common Stocks (Identified Cost $114,580,476)	118,184,128

Principal Amount	Description	Value (†)

Short-Term Investments – 2.1%
$2,523,653	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $2,523,653 on 5/02/2022 collateralized by $1,908,100 U.S. Treasury Inflation Indexed Bond, 0.750% due 2/15/2042 valued at $2,574,174 including accrued interest(b) (Identified Cost $2,523,653)	$2,523,653

	Total Investments – 100.1% (Identified Cost $117,104,129)	120,707,781
	Other Assets Less Liabilities – (0.1)%	(130,913)

	Net Assets – 100.0%	$120,576,868

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of April 30, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 37,380,633	31.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,094,240	$—	$4,094,240
Belgium	—	1,279,135	—	1,279,135
France	—	1,179,818	—	1,179,818
Germany	—	4,225,600	—	4,225,600
Hong Kong	—	4,576,727	—	4,576,727
Japan	—	9,068,084	—	9,068,084
Netherlands	24,104	907,946	—	932,050
Singapore	—	3,310,864	—	3,310,864
Spain	—	1,455,980	—	1,455,980
Sweden	—	1,803,333	—	1,803,333
United Kingdom	—	5,478,906	—	5,478,906
All Other Common Stocks*	80,779,391	—	—	80,779,391

Total Common Stocks	80,803,495	37,380,633	—	118,184,128

Short-Term Investments	—	2,523,653	—	2,523,653

Total	$80,803,495	$39,904,286	$—	$120,707,781

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at April 30, 2022 (Unaudited)

REITs - Warehouse/Industrials	18.1%
REITs - Diversified	16.7
Real Estate Management & Development	14.6
REITs - Apartments	10.3
REITs - Shopping Centers	9.2
REITs - Storage	7.4
REITs - Office Property	6.3
REITs - Health Care	5.4
REITs - Hotels	4.0
REITs - Manufactured Homes	3.1
REITs - Regional Malls	2.6
Real Estate Management/Services	0.3
Short-Term Investments	2.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

Currency Exposure Summary at April 30, 2022 (Unaudited)

United States Dollar	62.1%
Euro	7.6
Japanese Yen	7.5
Canadian Dollar	7.2
British Pound	4.5
Hong Kong Dollar	3.8
Australian Dollar	3.4
Singapore Dollar	2.5
Swedish Krona	1.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%